Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings	$ 130,591	$ 127,432	$ 93,845
Adjustments to reconcile net earnings to net cash provided by operating activities:
Net realized investment losses (gains)	(17,036)	(23,243)	12,755
Depreciation	3,177	3,037	3,284
Other items, net	(9,144)	(521)	6,441
Change in:
Accrued investment income	2,577	2,230	381
Premiums and reinsurance balances receivable (net of direct write-offs and commutations)	14,303	(23,430)	8,188
Reinsurance balances payable	27,010	1,420	(7,793)
Funds held	78,483	(5,618)	4,731
Ceded unearned premium	2,025	2,748	598
Reinsurance balances recoverable on unpaid losses	358	(17,771)	13,892
Deferred policy acquisition costs	(7,184)	1,445	2,640
Accounts payable and accrued expenses	(17,619)	601	8,941
Unpaid losses and settlement expenses	(95,616)	27,483	(12,851)
Unearned premiums	8,593	(10,990)	(22,643)
Income taxes:
Current	(1,440)	16,691	(3,412)
Deferred	9,614	(375)	14,905
Stock option excess tax benefit	(4,210)	(2,732)	(444)
Changes in investment in unconsolidated investees:
Undistributed earnings	(6,497)	(7,101)	(5,052)
Dividends received		7,920
Net proceeds from trading portfolio activity	6	1,009	9,353
Net cash provided by operating activities	117,991	100,235	127,759
Purchase of:
Fixed income, held-to-maturity	(209,300)	(348,252)	(231,456)
Fixed income, available-for-sale	(450,813)	(549,843)	(622,826)
Equity securities, available-for-sale	(87,346)	(63,504)	(123,861)
Property and equipment	(5,382)	(2,841)	(11,565)
Acquisition of CBIC, net of cash acquired	(120,767)
Proceeds from sale of:
Fixed income, available-for-sale	383,664	323,887	230,604
Equity securities, available-for-sale	40,092	35,559	178,098
Short-term investments, net	15,922	64,673	23,715
Property and equipment	1,424	544	10,736
Proceeds from call or maturity of:
Fixed income, held-to-maturity	258,493	249,927	60,412
Fixed income, available-for-sale	261,654	382,456	390,044
Net cash provided by (used in) investing activities	87,641	92,606	(96,099)
Cash flows from financing activities:
Stock option excess tax benefit	4,210	2,732	444
Proceeds from stock option exercises	8,821	5,087	4,804
Treasury shares purchased	(6,624)	(23,858)	(19,251)
Treasury shares reissued			5,222
Cash dividends paid	(130,855)	(176,802)	(22,879)
Net cash used in financing activities	(124,448)	(192,841)	(31,660)
Net increase in cash	81,184
Cash at beginning of year	0
Cash at end of year	$ 81,184	$ 0